SEC File Nos. 33-67455
811-9105

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  7
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  8

NEW  WORLD  FUND,  INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
MICHAEL J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 15, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




New World Fund/SM/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S., particularly in countries with developing economies or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
2000  -20.90%
2001   -3.96
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                15.38%  (quarter ended December 31, 2001)
LOWEST                 -18.32%  (quarter ended September 30, 2001)


The year-to-date result was 10.54% for the three months ended March 31, 2002.

New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -9.47%         -5.51%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                                    New World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends   none         none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                            none         none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.79%   0.79%   0.79%   0.79%   0.79%    0.79%
 Distribution and/or Service
 (12b-1) Fees/2/               0.21%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.29%   0.31%   0.51%   0.37%   0.29%    0.24%
 Total Annual Fund Operating
 Expenses                      1.29%   2.10%   2.05%   1.66%   1.33%    1.03%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $699       $960        $1,242      $2,042
 R-1                      $213       $658        $1,129      $2,431
 R-2                      $208       $643        $1,103      $2,379
 R-3                      $169       $523        $  902      $1,965
 R-4                      $135       $421        $  729      $1,601
 R-5                      $105       $328        $  569      $1,259



1 Reflects the maximum initial sales charge in the first year.

New World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of a company's assets or revenues (generally 20% or more) are attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely

                                                    New World Fund / Prospectus
affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term growth opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

New World Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -3.96%         -3.27%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                                    New World Fund / Prospectus

 HOLDINGS BY INDUSTRY AS OF OCTOBER 31, 2001
[pie chart]
Banks 7.59%
Electronic Equipment & Instruments 7.46
Pharmaceuticals 5.77
Oil & Gas 5.33
Beverages 4.82
Other Industries 49.52
Bonds and Notes 10.49
Cash & Equivalents 9.02
[end chart]



 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2001
                                        PERCENT OF NET ASSETS
--------------------------------------------------------------
 Housing Development Finance                    2.57%
--------------------------------------------------------------
 Samsung SDI                                    2.23
---------------------------------------
 Petrobras                                      1.99
--------------------------------------------------------------
 Samsung Electronics                            1.86
--------------------------------------------------------------
 Sappi                                          1.77
--------------------------------------------------------------
 Aventis                                        1.50
--------------------------------------------------------------
 Fomento Economico Mexicano                     1.47
--------------------------------------------------------------
 Coca-Cola                                      1.40
--------------------------------------------------------------
 Unibanco-Uniao de Bancos Brasileiros           1.39
--------------------------------------------------------------
 Samsung Electro-Mechanics                      1.33
--------------------------------------------------------------




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

New World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

                                                    New World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are:


 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                  3 years           President and Director, Capital Research Company
 President, Principal
 Executive Officer and                                 Investment professional for 17 years, all with
 Director                                              Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 MARK E. DENNING                     3 years           Director, Capital Research and Management Company
 Senior Vice President
                                                       Investment professional for 20 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    3 years           Senior Vice President and Director, Capital
 Vice President                                        Research and Management Company

                                                       Investment professional for 21 years in total;14
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALWYN HEONG                         3 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 13 years in total;10
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                      3 years           Senior Vice President and Director, Capital
 Vice President                                        Research Company

                                                       Investment professional for 14 years in total;11
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------

New World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                                    New World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

New World Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                                    New World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

New World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

                                                    New World Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                         CLASS A
                                                  YEAR ENDED OCTOBER 31
                                                                    June 17 to
                                               2001       2000      October 31,
                                                                      1999/1/
 NET ASSET VALUE, BEGINNING OF YEAR         $ 22.81     $23.67       $23.56
--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .47/2/     .42/2/       .16
 Net losses on securities                     (3.87 )/2/ (1.08 )/2/    (.05)
 (both realized and unrealized)
--------------------------------------------------------------------------------
 Total from investment operations             (3.40 )     (.66 )        .11
--------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)        (.37 )     (.20 )        .00
 NET ASSET VALUE, END OF YEAR               $ 19.04     $22.81       $23.67
--------------------------------------------------------------------------------
 TOTAL RETURN/3/                             (15.14 )%   (2.91 )%       .47%
--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in millions)      $ 1,053     $1,279       $  739
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets       1.29 %     1.35 %       1.46%/4/
--------------------------------------------------------------------------------
 Ratio of net income to average net assets     2.15 %     1.61 %       1.83%/4/
 Portfolio turnover rate                         40 %       30 %          1%


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

NOTES


                                       18

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

NOTES


                                       20

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                  800/421-0180
          FOR RETIREMENT PLAN       Call your employer or plan
          SERVICES                  administrator
          FOR DEALER SERVICES       American Funds Distributors
                                    800/421-9900
                                    American FundsLine(R)
          FOR 24                    800/325-3590
          -HOUR INFORMATION         American FundsLine OnLine(R)
                                    www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-9105
RPNWF-010-0502/B
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust





THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[logo - American Funds (sm)]
                                          The right choice for the long term/SM/




New World Fund/SM/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S., particularly in countries with developing economies or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
2000  -20.90%
2001   -3.96
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                15.38%  (quarter ended December 31, 2001)
LOWEST                 -18.32%  (quarter ended September 30, 2001)


The year-to-date result was 10.54% for the three months ended March 31, 2002.

New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -9.47%         -5.51%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                                    New World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends   none         none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                            none         none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.79%   0.79%   0.79%   0.79%   0.79%    0.79%
 Distribution and/or Service
 (12b-1) Fees/2/               0.21%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.29%   0.31%   0.51%   0.37%   0.29%    0.24%
 Total Annual Fund Operating
 Expenses                      1.29%   2.10%   2.05%   1.66%   1.33%    1.03%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $699       $960        $1,242      $2,042
 R-1                      $213       $658        $1,129      $2,431
 R-2                      $208       $643        $1,103      $2,379
 R-3                      $169       $523        $  902      $1,965
 R-4                      $135       $421        $  729      $1,601
 R-5                      $105       $328        $  569      $1,259



1 Reflects the maximum initial sales charge in the first year.

New World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of a company's assets or revenues (generally 20% or more) are attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely

                                                    New World Fund / Prospectus
affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term growth opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

New World Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -3.96%         -3.27%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indices reflecting actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                                    New World Fund / Prospectus

 HOLDINGS BY INDUSTRY AS OF OCTOBER 31, 2001
[pie chart]
Banks 7.59%
Electronic Equipment & Instruments 7.46
Pharmaceuticals 5.77
Oil & Gas 5.33
Beverages 4.82
Other Industries 49.52
Bonds and Notes 10.49
Cash & Equivalents 9.02
[end chart]



 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2001
                                        PERCENT OF NET ASSETS
--------------------------------------------------------------
 Housing Development Finance                    2.57%
--------------------------------------------------------------
 Samsung SDI                                    2.23
---------------------------------------
 Petrobras                                      1.99
--------------------------------------------------------------
 Samsung Electronics                            1.86
--------------------------------------------------------------
 Sappi                                          1.77
--------------------------------------------------------------
 Aventis                                        1.50
--------------------------------------------------------------
 Fomento Economico Mexicano                     1.47
--------------------------------------------------------------
 Coca-Cola                                      1.40
--------------------------------------------------------------
 Unibanco-Uniao de Bancos Brasileiros           1.39
--------------------------------------------------------------
 Samsung Electro-Mechanics                      1.33
--------------------------------------------------------------




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

New World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

                                                    New World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are:


 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                  3 years           President and Director, Capital Research Company
 President, Principal
 Executive Officer and                                 Investment professional for 17 years, all with
 Director                                              Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 MARK E. DENNING                     3 years           Director, Capital Research and Management Company
 Senior Vice President
                                                       Investment professional for 20 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    3 years           Senior Vice President and Director, Capital
 Vice President                                        Research and Management Company

                                                       Investment professional for 21 years in total;14
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALWYN HEONG                         3 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 13 years in total;10
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                      3 years           Senior Vice President and Director, Capital
 Vice President                                        Research Company

                                                       Investment professional for 14 years in total;11
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------

New World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                                    New World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

New World Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                                    New World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

New World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

                                                    New World Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                         CLASS A
                                                  YEAR ENDED OCTOBER 31
                                                                    June 17 to
                                               2001       2000      October 31,
                                                                      1999/1/
 NET ASSET VALUE, BEGINNING OF YEAR         $ 22.81     $23.67       $23.56
--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .47/2/     .42/2/       .16
 Net losses on securities                     (3.87 )/2/ (1.08 )/2/    (.05)
 (both realized and unrealized)
--------------------------------------------------------------------------------
 Total from investment operations             (3.40 )     (.66 )        .11
--------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)        (.37 )     (.20 )        .00
 NET ASSET VALUE, END OF YEAR               $ 19.04     $22.81       $23.67
--------------------------------------------------------------------------------
 TOTAL RETURN/3/                             (15.14 )%   (2.91 )%       .47%
--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in millions)      $ 1,053     $1,279       $  739
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets       1.29 %     1.35 %       1.46%/4/
--------------------------------------------------------------------------------
 Ratio of net income to average net assets     2.15 %     1.61 %       1.83%/4/
 Portfolio turnover rate                         40 %       30 %          1%


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

NOTES


                                       18

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

NOTES


                                       20

New World Fund / Prospectus

NOTES

                                                    New World Fund / Prospectus

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                  800/421-0180
          FOR RETIREMENT PLAN       Call your employer or plan
          SERVICES                  administrator
          FOR DEALER SERVICES       American Funds Distributors
                                    800/421-9900
                                    American FundsLine(R)
          FOR 24                    800/325-3590
          -HOUR INFORMATION         American FundsLine OnLine(R)
                                    www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-9105
RPNWF-010-0502/B
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

                              NEW WORLD FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of New World Fund, Inc. (the "fund" or "NWF") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                              New World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Class A Share Investment Results and Related Statistics . . . . . .       36
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Financial Statements




                            New World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL
..    The fund will invest at least 35% of its assets in equity and debt securities of companies based primarily in qualified countries with developing economies and/or markets.

EQUITY SECURITIES
..    The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally 20% of more) are attributable to developing countries.

DEBT SECURITIES
..    The fund may invest up to 25% of its assets in straight debt securities
     (not including convertible securities) of issuers, including government issuers, primarily based in qualified countries with developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation.
..    The fund may invest up to 25% of its assets in straight debt securities
     (not including convertible securities) rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may


                            New World Fund - Page 2
be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices, and/ or conduct its principal operations.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS - The fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are con-


                            New World Fund - Page 3
     sidered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

     INVESTOR INFORMATION - The fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.


                            New World Fund - Page 4

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION - The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit resulting in a loss to the fund.

     LOAN PARTICIPATIONS - The fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations presents the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


                            New World Fund - Page 5

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


                            New World Fund - Page 6

Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                            New World Fund - Page 7

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33(alpha)% of its total assets.

2. The fund may not make loans, if, as a result, more than 33(alpha)% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3. The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

4. The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

5. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

In addition, the fund will not change its subclassification from a diversified to non-diversified company except as permitted under the Investment Company Act of 1940.

1. The fund may not with respect to 75% of its total assets, invest more than 5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


                            New World Fund - Page 8

2. The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4. The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5. The fund may not invest in other companies for the purpose of exercising control or management.

6. The fund may not invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3% of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction.


                            New World Fund - Page 9

                             MANAGEMENT OF THE FUND

Board of Directors and Officers

                                    YEAR FIRST                                     NUMBER OF BOARDS
                       POSITION      ELECTED                                        WITHIN THE FUND
                       WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Elizabeth Allison      Director       1999        Administrative Director,                3            None
 Age: 55                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice
                                                   President, Planning and
                                                   Development, McGraw Hill,
                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Director       1999        Managing General Partner,               7            Crompton Corporation
 Age: 65                                           Fox Investments LP;
                                                   Professor and Executive in
                                                   Residence, University of
                                                   California, Davis; former
                                                   President and Chief
                                                   Executive Officer, Foster
                                                   Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Alan Greenway          Director       1999        President, Greenway                     3            None
 Age: 74                                           Associates, Inc. (management
                                                   consulting services)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Director       1999        Managing Director, Itoh                 3            None
 Age: 61                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Director       1999        President, Minnesota Public             6            Irwin Financial
 Age: 60                                           Radio; President,                                    Corporation; St. Paul
                                                   Greenspring Co.; President,                          Companies
                                                   American Public Media Group
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Director       1999        The IBJ Professor of                    8            Plum Creek Timber Co.;
 Age: 64                                           Finance, Graduate School of                          Scholastic Corporation;
                                                   Business, Stanford                                   iStar Financial, Inc.;
                                                   University                                           Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Director       1999        Chairman of the Board, Irwin            3            Cummins Engine Company,
 Miller/4/                                         Financial Corporation                                Inc.; Tennant Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi         Director       2001        Chief Executive Officer,                2            ST Microelectronics; SEAT
 Age: 58                                           Tecnitel                                             (Telecom Italia); Koru &
                                                                                                        Ferry Europe
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Director       1999        Chairman/Chief Executive                6            York Group, Inc.
 Age: 62                                           Officer, Cairnwood, Inc.
                                                   (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------




                            New World Fund - Page 10

                            New World Fund - Page 11

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5//,//6/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres       Chairman of        1999        Senior Vice President and                4            None
 Age: 60               the Board                      Special Counsel, Capital
                                                      Research and Management
                                                      Company; Vice President,
                                                      Capital Strategy Research,
                                                      Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace    President          1999        Senior Vice President and                1            None
 Age: 39               and                            Director, Capital Research
                       Director                       and Management Company;
                                                      Director, American Funds
                                                      Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning           Senior Vice               1999          Director, Capital Research and Management Company; Director,
 Age: 44                    President                              The Capital Group Companies, Inc.*; Senior Vice President,
                                                                   Captial Research Company*; Director, Capital International
                                                                   Limited*
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay         Vice President             1999          Senior Vice President and Director, Capital Research and
 Age: 45                                                           Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong              Vice President             1999          Senior Vice President, Capital Research Company*
 Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph R. Higdon         Vice President             1999          Senior Vice President and Director, Capital Strategy Research,
 Age: 60                                                           Inc.*; Senior Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja           Vice President             1999          Senior Vice President and Director, Capital Research Company*
 Age: 37
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Secretary                1999          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould            Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 47                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna Yamabe          Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 35                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 12

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, with the exception of Joseph R. Higdon, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                            New World Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Elizabeth Allison           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox               $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Alan Greenway               $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/        $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gina H. Despres               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert W. Lovelace            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $9,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                            New World Fund - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Elizabeth Allison              $14,000                           $ 69,500
------------------------------------------------------------------------------------------
 Robert A. Fox                  $13,000/3/                        $153,500/3/
------------------------------------------------------------------------------------------
 Alan Greenway                  $15,000                           $ 78,083
------------------------------------------------------------------------------------------
 Koichi Itoh                    $14,000/3/                        $ 70,500/3/
------------------------------------------------------------------------------------------
 William H. Kling               $14,000/3/                        $114,000/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $14,000/3/                        $254,000/3/
------------------------------------------------------------------------------------------
 William I. Miller              $12,000/3/                        $ 61,000/3/
------------------------------------------------------------------------------------------
 Alessandro Ovi                 $ 6,500/3/                        $ 16,500/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton              $15,000/3/                        $138,000/3/
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1999. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: Robert A. Fox ($30,006), Koichi Itoh ($31,252), William H. Kling ($29,842), John G. McDonald ($40,684), William I. Miller ($27,986), Alessandro Ovi ($5,714) and Kirk P. Pendleton ($31,791). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of April 15, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 13, 1998.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in


                            New World Fund - Page 15
the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Elizabeth Allison, Alan Greenway, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Directors. There were two Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of Elizabeth Allison, Robert A. Fox, Alan Greenway, Koichi Itoh, William H. Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William. I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There was one Contracts Committee meeting during the 2001 fiscal year.


The fund has a Nominating Committee comprised of Alan Greenway, William H. Kling, John G. McDonald and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings during the 2001 fiscal year.


                            New World Fund - Page 16

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


Members of the Committee discussed the quality of services provided to the fund since it began operations in 1999 and noted that while absolute results were negative during 2000 and the first nine months of 2001, its results versus similar funds were favorable over those periods. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund since its startup.


The Committee observed the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


                            New World Fund - Page 17

Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.85% on the first $500 million of the Fund's net assets, 0.77% on net assets between $500 million and $1 billion, 0.71% on net assets from $1 billion to $1.5 billion, 0.66% on net assets from $1.5 billion to $2.5 billion, and 0.62% on net assets in excess of $2.5 billion. For the fiscal period ended October 31, 2001, the Investment Adviser received an advisory fee of $9,835,000.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


                            New World Fund - Page 18

Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION
--------------------------------------------------------------
                                                              OR FEES RETAINED       TO DEALERS
                                                              --------------------------------------
                 CLASS A                         2001            $  581,000          $ 2,641,000
                                                 2000             2,137,000            9,930,000
                                                 1999             1,117,000           18,946,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect


                            New World Fund - Page 19
financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                            New World Fund - Page 20

For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                  $2,555,000                  $350,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net


                            New World Fund - Page 21
investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


                            New World Fund - Page 22

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                            New World Fund - Page 23

     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


                            New World Fund - Page 24

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


                            New World Fund - Page 25

Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


                            New World Fund - Page 26

FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                            New World Fund - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


                            New World Fund - Page 28

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


                            New World Fund - Page 29

For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.


                            New World Fund - Page 30

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased


                            New World Fund - Page 31
     through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment


                            New World Fund - Page 32
dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.


                            New World Fund - Page 33

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2001, 2000 and 1999, amounted to $2,330,000, $4,430,000 and $1,217,000.


                            New World Fund - Page 34

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $1,944,000 for Class A shares for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                            New World Fund - Page 35

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $19.04
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $20.20


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.90% based on a 30-day (or one month) period ended October 31, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and lifetime average annual total returns at the maximum offering price ended October 31, 2001, were -20.01% and -9.94%, respectively. The fund's one-year total return and lifetime average annual total returns at net asset value for the periods ended October 31, 2001 were -15.14% and -7.66%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the


                            New World Fund - Page 36
unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


                            New World Fund - Page 37

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                            New World Fund - Page 38

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic


                            New World Fund - Page 39
conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                            New World Fund - Page 40


Industry Diversification
                                                                               Percent of
                                                                               Net Assets
[pie chart]
Banks
Electronic Equipment                                                                  7.59
Pharmaceuticals                                                                       7.46
Oil & Gas                                                                             5.77
Beverages                                                                             5.33
Other Industries                                                                      4.82
Bonds & Notes                                                                        49.52
Cash & Equivalents                                                                   10.49
                                                                                      9.02

[end chart]


                                                                              Percent of
 Ten Largest Holdings                                                         Net Assets

Housing Development Finance                                                         2.57
Samsung SDI                                                                         2.23
Petrobras                                                                           1.99
Samsung Electronics                                                                 1.86
Sappi                                                                               1.77
Aventis                                                                             1.50
Fomento Economico Mexicano                                                          1.47
Coca-Cola                                                                           1.40
Unibanco-Uniao de Bancos Brasileiros                                                1.39
Samsung Electro-Mechanics                                                           1.33

New World Fund, Inc.
Investment Portfolio, October 31, 2001
                                                                                            Shares or
                                                                                            Principle
Equity Securities                                                                               Amount

BANKS  - 7.59%
Unibanco-Uniao de Bancos Brasileiros SA,                                                     952,000.00
units (GDR) (Brazil)
Bank Zachodni WBK (formerly Wielkopolski                                                   1,017,375.00
Bank Kredytowy SA) (Poland) /1/
Yapi ve Kredi Bankasi AS (Turkey) /1/                                                  4,659,577,500.00
Allied Irish Banks, PLC (Ireland)                                                            870,000.00
ICICI Bank Ltd. (India)                                                                    3,913,799.00
ICICI Bank Ltd.  (ADR)                                                                        27,000.00
HSBC Holdings PLC (United Kingdom)                                                           746,800.00
ABN AMRO Holding NV (Netherlands)                                                            525,265.00
Bank of the Philippine Islands (Philippines)                                               6,756,275.00
DBS Group Holdings Ltd. (Singapore)                                                          794,408.00
Australia and New Zealand Banking Group Ltd. (Australia)                                     310,000.00
Shinhan Financial Group Co., Ltd. (South Korea) /1/                                          250,000.00


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  7.46%
Samsung SDI Co., Ltd. (South Korea)                                                          595,000.00
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                            636,960.00
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                              3,296,000.00
Hon Hai Precision Industry Co., Ltd. 0%                                                    1,710,000.00
convertible debentures 2005 /2/
Hankuk Electric Glass Co., Ltd. (South Korea)                                                237,430.00
Orbotech Ltd. (Israel) /1/                                                                   402,500.00
Kingboard Chemical Holdings Ltd. (Hong Kong)                                               8,994,000.00
Kingboard Chemical Holdings Ltd., warrants, expire 2003                                      899,400.00
Venture Manufacturing (Singapore) Ltd (Singapore)                                            651,800.00


PHARMACEUTICALS  -  5.77%
Aventis SA (France)                                                                          219,000.00
AstraZeneca PLC (United Kingdom)                                                             263,200.00
M/s. Dr. Reddy's Laboratories Ltd. (India)                                                   365,000.00
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                           114,000.00
Pfizer Inc (USA)                                                                             160,000.00
PLIVA d.d. (GDR) (Croatia) /2/                                                               760,000.00
Pharmacia Corp. (USA)                                                                        154,700.00


OIL & GAS  -  5.33%
Petroleo Brasileiro SA - Petrobras, ordinary                                               1,071,000.00
nominative (ADR) (Brazil)
Sasol Ltd. (South Africa)                                                                  1,433,700.00
LUKOIL (ADR) (Russia)                                                                        215,000.00
BP Finance PLC 3.00% exchangeable bonds 2006 (Russia) /2/                                  8,000,000.00
"Shell" Transport and Trading Co., PLC                                                        60,000.00
(New York registered) (United Kingdom)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                                275,000.00


BEVERAGES  -  4.82%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                          510,000.00
Coca-Cola Co. (USA)                                                                          314,900.00
PepsiCo, Inc. (USA)                                                                          266,000.00
Anheuser-Busch Companies, Inc. (USA)                                                         195,000.00


WIRELESS TELECOMMUNICATION SERVICES  -  4.42%
China Unicom Ltd. (China) /1/                                                             11,903,300.00
GLOBE TELECOM, Inc., Class A (Philippines) /1/                                             1,042,096.00
GLOBE TELECOM, Inc., Class A, (PDR) /1/                                                       15,800.00
America Movil SA de CV, Series L (ADR) (Mexico)                                              652,000.00
COSMOTE Mobile Telecommunications SA (Greece)                                                750,000.00
Tele Nordeste Celular Participacoes SA,                                                      265,000.00
preferred nominative (ADR) (Brazil)
China Mobile (Hong Kong) Ltd. (China) /1/                                                  1,169,800.00

MEDIA  -  4.00%
ABS-CBN Holdings Corp. (PDR) (Philippines)                                                21,585,400.00
Independent News & Media PLC (Ireland)                                                     6,610,718.00
BEC World PCL (Thailand)                                                                   1,712,300.00
Globo Cabo SA (ADR) (Brazil) /1/                                                           1,931,100.00
Grupo Televisa, SA, ordinary participation certificates                                      157,000.00
(ADR) (Mexico) /1/
Promotora de Informaciones, SA (Spain)                                                       295,000.00
Antenna TV SA (ADR) (Greece) /1/                                                             233,900.00
Benpres Holdings Corp. (Philippines) /1/                                                  60,400,000.00
United Pan-Europe Communications NV (Netherlands) /1/                                        580,600.00

FOOD PRODUCTS  -  3.94%
Orkla AS, Class A (Norway)                                                                   735,857.00
Nestle SA (Switzerland)                                                                       45,500.00
Groupe Danone (France)                                                                        65,500.00
Sara Lee Corp. (USA)                                                                         285,400.00
Unilever PLC (United Kingdom)                                                                780,000.00
PT Indofood Sukses Makmur Tbk (Indonesia)                                                 16,515,000.00


PAPER & FOREST PRODUCTS  -  3.82%
Sappi Ltd. (South Africa)                                                                  2,051,100.00
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                850,000.00
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                       3,550,000.00


DIVERSIFIED FINANCIALS  -  3.28%
Housing Development Finance Corp. Ltd. (India) /2/                                         1,100,159.00
Housing Development Finance Corp. /2/                                                        800,000.00
First Pacific Co. Ltd. (Hong Kong)                                                        71,806,036.00
ICICI Ltd. (ADR) (India)                                                                      16,100.00


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.46%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                        381,000.00
Telefonos de Mexico, SA de CV 4.25%                                                          180,000.00
convertible debentures 2004
Videsh Sanchar Nigam Ltd. (ADR) (India)                                                      629,603.00
Hellenic Telecommunications Organization SA (Greece)                                         280,000.00
Philippine Long Distance Telephone Co. (Philippines)                                         128,850.00
Philippine Long Distance Telephone Co. (ADR)                                                 120,000.00
Global Light Telecommunications Inc. (Canada) /1/ /2/                                        240,000.00
Global Light Telecommunications Inc. /1/                                                     160,000.00


AUTOMOBILES  -  2.38%
Suzuki Motor Corp. (Japan)                                                                 1,147,000.00
Honda Motor Co., Ltd. (Japan)                                                                309,000.00
Bajaj Auto Ltd. (India)                                                                      260,000.00
Nissan Motor Co., Ltd. (Japan)                                                               227,000.00


METALS & MINING  -  2.36%
Cia. Vale do Rio Doce (Brazil)                                                               414,200.00
Pohang Iron & Steel Co., Ltd. (South Korea)                                                  115,000.00
Freeport-McMoRan Copper & Gold Inc., Class B (USA) /1/                                       368,000.00
BHP Billiton PLC (formerly Billiton PLC) (United Kingdom)                                    721,100.00
Anglo American PLC (United Kingdom)                                                          130,400.00


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.15%
Samsung Electronics Co., Ltd. (South Korea)                                                  148,890.00
ASM Pacific Technology Ltd. (Hong Kong)                                                    1,676,100.00
Amkor Technology, Inc. (USA) /1/                                                              58,600.00


MACHINERY  -  1.76%
Metso Oyj (Finland)                                                                          890,000.00
Mitsubishi Heavy Industries, Ltd. (Japan)                                                  2,360,000.00
Sandvik AB (Sweden)                                                                          110,000.00


INSURANCE  -  1.76%
American International Group, Inc. (USA)                                                     130,000.00
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)                                      215,000.00
Old Mutual PLC (South Africa)                                                              1,200,000.00


HOTELS, RESTAURANTS & LEISURE  -  1.53%
McDonald's Corp. (USA)                                                                       355,000.00
Millennium & Copthorne Hotels PLC (United Kingdom)                                         1,980,000.00
Club Mediterranee SA (France)                                                                 30,000.00


PERSONAL PRODUCTS  -  1.31%
Avon Products, Inc. (USA)                                                                    301,000.00


REAL ESTATE  -  1.13%
SM Prime Holdings, Inc. (Philippines)                                                     83,000,000.00
New World China Land Ltd. (Hong Kong) /1/                                                 11,458,200.00
Ayala Land, Inc. (Philippines)                                                             1,870,000.00


ELECTRIC UTILITIES  -  1.03%
Huaneng Power International, Inc., Class H (China)                                         9,000,000.00
AES Corp. (USA) /1/                                                                          210,000.00
Shandong International Power Development Co. Ltd.,                                        12,000,000.00
Class H (China)

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.01%
Lumenis Ltd. (Israel) /1/                                                                    550,000.00


IT CONSULTING & SERVICES  -  1.00%
Infosys Technologies Ltd. (India)                                                            178,000.00


ELECTRICAL EQUIPMENT  -  0.95%
Johnson Electric Holdings Ltd. (Hong Kong)                                                 8,250,000.00
Elektrim SA 3.75% convertible debentures 2004 (Poland)                                     2,100,000.00
LG Cable Ltd. (South Korea)                                                                  110,000.00


AEROSPACE & DEFENSE  -  0.91%
Banco Nacional de Desenvolvimento Economico e Social 6.50%                                 6,000,000.00
convertible debentures 2006 /2/ (Brazil)
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred                                    285,000.00
nominative (ADR)

GAS UTILITIES  -  0.90%
Gas Natural SDG, SA (Spain)                                                                  536,700.00


TRANSPORTATION INFRASTRUCTURE  -  0.87%
Grupo Aeroportuario del Sureste, SA de CV,                                                   325,000.00
Class B (ADR) (Mexico) /1/
Zhejiang Expressway Co. Ltd., Class H (China)                                             15,200,000.00
International Container Terminal Services, Inc.                                           72,683,000.00
(Philippines) /1/

LEISURE EQUIPMENT & PRODUCTS  -  0.83%
Fuji Photo Film Co., Ltd. (Japan)                                                            270,000.00


DISTRIBUTORS  -  0.82%
Li & Fung Ltd. (Hong Kong)                                                                 9,255,000.00


MULTILINE RETAIL  -  0.80%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                         233,000.00
Organizacion Soriana, SA de CV, Class B (Mexico)                                           1,450,000.00


COMMUNICATIONS EQUIPMENT  -  0.79%
Nokia Corp., Class A (Finland)                                                               168,000.00
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                            466,000.00
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                               170,000.00
Motorola, Inc. (USA)                                                                         120,000.00
Datacraft Asia Ltd. (Singapore)                                                               87,000.00


HOUSEHOLD PRODUCTS  -  0.67%
Kimberly-Clark Corp. (USA)                                                                   130,400.00


CONSTRUCTION MATERIALS  -  0.57%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                       3,800,000.00


OTHER INDUSTRIES  -  1.51%
Migros Turk TAS (Turkey)                                                                  79,267,000.00
Sabre Holdings Corp., Class A (USA) /1/                                                      105,098.00
Philip Morris Companies Inc. (USA)                                                            50,200.00
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                                  220,000.00
Compaq Computer Corp. (USA)                                                                  205,300.00
Sony Corp. (Japan)                                                                            40,000.00
VIA NET.WORKS, Inc. (USA) /1/                                                                410,000.00
Rentokil Initial PLC (United Kingdom)                                                         65,000.00
Transcom WorldWide SA, Class B (Sweden) /1/                                                  130,000.00
Transcom WorldWide SA, Class A  /1/                                                           70,000.00


MISCELLANEOUS  -  0.56%
Other equity securities in initial period of acquisition


TOTAL EQUITY SECURITIES: (cost: $1,082.348 million)

                                                                                      Principal Amount
                                                                                            (Millions)
Bonds & Notes

NON-U.S. GOVERNMENT OBLIGATIONS  -  9.71%
Brazil (Federal Republic of):
 Eligible Interest Bond 3.188% 2006 /3/  /4/                                                    $3.110
 3.25% 2009 /2/  /3/  /4/                                                                          3.65
 14.50% 2009                                                                                       3.73
 Bearer 8.00% 2014 /5/                                                                             7.60
 8.875% 2024                                                                                       2.44
 10.125% 2027                                                                                     14.00
Russian Federation:
 8.25% 2010 /2/                                                                                    3.85
 8.25% 2010                                                                                        2.00
 5.00% 2030 /2/  /3/                                                                              29.31
 5.00% 2030 /3/                                                                                    1.50
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                                       5.00
 8.625% 2008                                                                                       0.88
 10.375% 2009                                                                                      1.00
 9.875% 2010                                                                                       0.88
 11.375% 2016                                                                                      7.83
 8.30% 2031                                                                                        1.02
Panama (Republic of):
 Interest Reduction Bond 4.75% 2014 /3/ /6/                                                        6.78
 9.375% 2029                                                                                       5.82
Turkey (Republic of) 11.875% 2030                                                                  8.90
Argentina (Republic of):
 Series L, 3.375% Eurobonds 2005 /3/                                                             $.788
 7.00%/15.50% 2008 /6/                                                                             2.03
 12.25% 2018 /5/                                                                                  13.19
Croatian Government:
 Series B, 4.563% 2006 /3/                                                                         0.82
 Series A, 4.529% 2010 /3/                                                                         5.61
Poland (Republic of), Past Due Interest Bond,                                                      5.17
Bearer 6.00% 2014 /3/  /4/
Philippines (Republic of) 10.625% 2025                                                             3.70

WIRELESS TELECOMMUNICATION SERVICES  -  0.78%
PTC International Finance BV 0%/10.75% 2007 /6/                                                    4.00
GLOBE TELECOM, Inc. 13.00% 2009                                                                    3.00
Cellco Finance NV 12.75% 2005                                                                      2.73


TOTAL BONDS AND NOTES: (cost: $119.519 million)



                                                                                      Principal Amount
                                                                                            (Millions)
Short-Term Securities

Corporate Short-Term Notes  -  5.87%
Asset Securitization Corp. 2.58% due 11/19/01 /2/                                                 14.30
Rio Tinto PLC 3.42% due 11/19/01 /2/                                                              12.40
Corporate Asset Funding Co. Inc. 2.26% due 12/06/01 /2/                                           11.70
Merck & Co., Inc. 2.46% due 11/09/01                                                              10.00
Unilever Capital Corp. 2.20% due 12/20/01 /2/                                                      6.00
Monte Rosa Capital Corp. 2.48% due 11/07/01 /2/                                                    4.60
CIT Group, Inc. 2.63% due 11/01/01                                                                 4.38


Federal Agency Discount Notes  - 2.93%
Federal Home Loan Banks 2.285% due 12/19/01                                                        8.00
Federal Home Loan Banks 2.115% due 01/25/02                                                       10.00
Tennessee Valley Authority 2.31% due 11/30/01                                                      9.20
Fannie Mae 2.26% due 12/07/01                                                                      4.50


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                         NT$14.502


                                                                                                Market
                                                                                                 Value
New World Fund, Inc.                                                                        (Millions)
Investment Portfolio, October 31, 2001

                                                                                                  14.98

                                                                                                  10.55

Equity Securities                                                                                  8.55
                                                                                                   8.48
BANKS  - 7.59%                                                                                     8.30
Unibanco-Uniao de Bancos Brasileiros SA,                                                           0.13
units (GDR) (Brazil)                                                                               8.09
Bank Zachodni WBK (formerly Wielkopolski                                                           8.04
Bank Kredytowy SA) (Poland) /1/                                                                    5.28
Yapi ve Kredi Bankasi AS (Turkey) /1/                                                              4.53
Allied Irish Banks, PLC (Ireland)                                                                  2.78
ICICI Bank Ltd. (India)                                                                            2.17
ICICI Bank Ltd.  (ADR)
HSBC Holdings PLC (United Kingdom)
ABN AMRO Holding NV (Netherlands)
Bank of the Philippine Islands (Philippines)                                                      24.06
DBS Group Holdings Ltd. (Singapore)                                                               14.36
Australia and New Zealand Banking Group Ltd. (Australia)                                          12.25
Shinhan Financial Group Co., Ltd. (South Korea) /1/                                                1.70
                                                                                                  11.91
                                                                                                   8.68
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  7.46%                                                       4.21
Samsung SDI Co., Ltd. (South Korea)                                                                0.04
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                  3.45
Hon Hai Precision Industry Co., Ltd. (Taiwan)
Hon Hai Precision Industry Co., Ltd. 0%
convertible debentures 2005 /2/
Hankuk Electric Glass Co., Ltd. (South Korea)
Orbotech Ltd. (Israel) /1/                                                                        16.15
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                      11.83
Kingboard Chemical Holdings Ltd., warrants, expire 2003                                            7.93
Venture Manufacturing (Singapore) Ltd (Singapore)                                                  7.05
                                                                                                   6.70
                                                                                                   6.35
PHARMACEUTICALS  -  5.77%                                                                          6.27
Aventis SA (France)
AstraZeneca PLC (United Kingdom)
M/s. Dr. Reddy's Laboratories Ltd. (India)
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                21.42
Pfizer Inc (USA)                                                                                  12.51
PLIVA d.d. (GDR) (Croatia) /2/                                                                     9.50
Pharmacia Corp. (USA)                                                                              9.07
                                                                                                   2.67
                                                                                                   2.31
OIL & GAS  -  5.33%
Petroleo Brasileiro SA - Petrobras, ordinary
nominative (ADR) (Brazil)
Sasol Ltd. (South Africa)
LUKOIL (ADR) (Russia)                                                                             15.81
BP Finance PLC 3.00% exchangeable bonds 2006 (Russia) /2/                                         15.08
"Shell" Transport and Trading Co., PLC (New York registered)                                      12.96
(United Kingdom)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                                      8.12


BEVERAGES  -  4.82%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                               11.07
Coca-Cola Co. (USA)                                                                               10.85
PepsiCo, Inc. (USA)                                                                                0.16
Anheuser-Busch Companies, Inc. (USA)                                                               9.78
                                                                                                   6.91
                                                                                                   5.25
WIRELESS TELECOMMUNICATION SERVICES  -  4.42%                                                      3.55
China Unicom Ltd. (China) /1/
GLOBE TELECOM, Inc., Class A (Philippines) /1/
GLOBE TELECOM, Inc., Class A, (PDR) /1/                                                           10.82
America Movil SA de CV, Series L (ADR) (Mexico)                                                   10.55
COSMOTE Mobile Telecommunications SA (Greece)                                                      7.74
Tele Nordeste Celular Participacoes SA,                                                            4.92
preferred nominative ) (ADR) (Brazil)
China Mobile (Hong Kong) Ltd. (China) /1/                                                          4.78
                                                                                                   2.48
MEDIA  -  4.00%                                                                                    0.88
ABS-CBN Holdings Corp. (PDR) (Philippines)                                                         0.70
Independent News & Media PLC (Ireland)                                                             0.32
BEC World PCL (Thailand)
Globo Cabo SA (ADR) (Brazil) /1/
Grupo Televisa, SA, ordinary participation certificates                                           12.28
(ADR) (Mexico) /1/
Promotora de Informaciones, SA (Spain)                                                             9.46
Antenna TV SA (ADR) (Greece) /1/                                                                   7.59
Benpres Holdings Corp. (Philippines) /1/                                                           6.36
United Pan-Europe Communications NV (Netherlands) /1/                                              5.68
                                                                                                   1.07
FOOD PRODUCTS  -  3.94%
Orkla AS, Class A (Norway)
Nestle SA (Switzerland)
Groupe Danone (France)                                                                            19.14
Sara Lee Corp. (USA)                                                                              12.33
Unilever PLC (United Kingdom)                                                                      9.79
PT Indofood Sukses Makmur Tbk (Indonesia)


PAPER & FOREST PRODUCTS  -  3.82%                                                                 16.02
Sappi Ltd. (South Africa)                                                                         11.65
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                      7.55
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                               0.11


DIVERSIFIED FINANCIALS  -  3.28%
Housing Development Finance Corp. Ltd. (India) /2/                                                12.98
Housing Development Finance Corp. /2/                                                              0.23
First Pacific Co. Ltd. (Hong Kong)                                                                 6.11
ICICI Ltd. (ADR) (India)                                                                           4.55
                                                                                                   0.94
                                                                                                   0.87
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.46%                                                   0.52
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                              0.35
Telefonos de Mexico, SA de CV 4.25%
convertible debentures 2004
Videsh Sanchar Nigam Ltd. (ADR) (India)
Hellenic Telecommunications Organization SA (Greece)
Philippine Long Distance Telephone Co. (Philippines)                                              11.78
Philippine Long Distance Telephone Co. (ADR)                                                      11.08
Global Light Telecommunications Inc. (Canada) /1/ /2/                                              1.81
Global Light Telecommunications Inc. /1/                                                           1.00


AUTOMOBILES  -  2.38%
Suzuki Motor Corp. (Japan)                                                                         8.65
Honda Motor Co., Ltd. (Japan)                                                                      7.96
Bajaj Auto Ltd. (India)                                                                            4.09
Nissan Motor Co., Ltd. (Japan)                                                                     3.07
                                                                                                   1.68

METALS & MINING  -  2.36%
Cia. Vale do Rio Doce (Brazil)
Pohang Iron & Steel Co., Ltd. (South Korea)                                                       20.09
Freeport-McMoRan Copper & Gold Inc., Class B (USA) /1/                                             2.34
BHP Billiton PLC (formerly Billiton PLC) (United Kingdom)                                          0.73
Anglo American PLC (United Kingdom)


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.15%                                                       8.71
Samsung Electronics Co., Ltd. (South Korea)                                                        7.94
ASM Pacific Technology Ltd. (Hong Kong)                                                            2.32
Amkor Technology, Inc. (USA) /1/


MACHINERY  -  1.76%                                                                               10.22
Metso Oyj (Finland)                                                                                6.77
Mitsubishi Heavy Industries, Ltd. (Japan)                                                          1.90
Sandvik AB (Sweden)


INSURANCE  -  1.76%                                                                                9.26
American International Group, Inc. (USA)                                                           6.24
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)                                            0.95
Old Mutual PLC (South Africa)


HOTELS, RESTAURANTS & LEISURE  -  1.53%                                                           14.10
McDonald's Corp. (USA)
Millennium & Copthorne Hotels PLC (United Kingdom)
Club Mediterranee SA (France)
                                                                                                   8.96
                                                                                                   3.16
PERSONAL PRODUCTS  -  1.31%                                                                        0.16
Avon Products, Inc. (USA)


REAL ESTATE  -  1.13%                                                                              5.54
SM Prime Holdings, Inc. (Philippines)                                                              2.91
New World China Land Ltd. (Hong Kong) /1/                                                          2.68
Ayala Land, Inc. (Philippines)


ELECTRIC UTILITIES  -  1.03%                                                                      10.95
Huaneng Power International, Inc., Class H (China)
AES Corp. (USA) /1/
Shandong International Power Development Co. Ltd.,
Class H (China)                                                                                   10.83

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.01%
Lumenis Ltd. (Israel) /1/
                                                                                                   7.19
                                                                                                   1.96
IT CONSULTING & SERVICES  -  1.00%                                                                 1.13
Infosys Technologies Ltd. (India)


ELECTRICAL EQUIPMENT  -  0.95%                                                                     4.91
Johnson Electric Holdings Ltd. (Hong Kong)                                                         4.89
Elektrim SA 3.75% convertible debentures 2004 (Poland)
LG Cable Ltd. (South Korea)

                                                                                                   9.66
AEROSPACE & DEFENSE  -  0.91%
Banco Nacional de Desenvolvimento Economico e Social 6.50%
 convertible debentures 2006 /2/ (Brazil)
EMBRAER - Empresa Brasileira de Aeronautica SA,
preferred nominative (ADR)                                                                         4.00
                                                                                                   3.55
GAS UTILITIES  -  0.90%                                                                            1.85
Gas Natural SDG, SA (Spain)


TRANSPORTATION INFRASTRUCTURE  -  0.87%                                                            8.91
Grupo Aeroportuario del Sureste, SA de CV,
Class B (ADR) (Mexico) /1/
Zhejiang Expressway Co. Ltd., Class H (China)
International Container Terminal Services, Inc.
(Philippines) /1/                                                                                  8.84

LEISURE EQUIPMENT & PRODUCTS  -  0.83%
Fuji Photo Film Co., Ltd. (Japan)
                                                                                                   5.51
                                                                                                   3.16
DISTRIBUTORS  -  0.82%
Li & Fung Ltd. (Hong Kong)

                                                                                                   3.52
MULTILINE RETAIL  -  0.80%                                                                         2.02
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                               0.73
Organizacion Soriana, SA de CV, Class B (Mexico)                                                   1.96
                                                                                                   0.28

COMMUNICATIONS EQUIPMENT  -  0.79%
Nokia Corp., Class A (Finland)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                                  7.24
Telefonaktiebolaget LM Ericsson, Class B (ADR)
Motorola, Inc. (USA)
Datacraft Asia Ltd. (Singapore)
                                                                                                   6.19

HOUSEHOLD PRODUCTS  -  0.67%
Kimberly-Clark Corp. (USA)
                                                                                                   4.97
                                                                                                   2.76
CONSTRUCTION MATERIALS  -  0.57%                                                                   2.35
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                               2.07
                                                                                                   1.80
                                                                                                   1.51
OTHER INDUSTRIES  -  1.51%                                                                         0.37
Migros Turk TAS (Turkey)                                                                           0.23
Sabre Holdings Corp., Class A (USA) /1/                                                            0.14
Philip Morris Companies Inc. (USA)                                                                 0.07
Tubos de Acero de Mexico, SA (ADR) (Mexico)
Compaq Computer Corp. (USA)
Sony Corp. (Japan)
VIA NET.WORKS, Inc. (USA) /1/                                                                      6.05
Rentokil Initial PLC (United Kingdom)
Transcom WorldWide SA, Class B (Sweden) /1/
Transcom WorldWide SA, Class A  /1/                                                              868.23


MISCELLANEOUS  -  0.56%
Other equity securities in initial period of acquisition                                  Market Value
                                                                                            (Millions)

TOTAL EQUITY SECURITIES: (cost: $1,082.348 million)


                                                                                                   2.55
                                                                                                   2.65
                                                                                                   3.52
Bonds & Notes                                                                                      6.36
                                                                                                   1.39
NON-U.S. GOVERNMENT OBLIGATIONS  -  9.71%                                                          8.93
Brazil (Federal Republic of):
 Eligible Interest Bond 3.188% 2006 /3/  /4/                                                       3.03
 3.25% 2009 /2/  /3/  /4/                                                                          1.57
 14.50% 2009                                                                                      14.03
 Bearer 8.00% 2014 /5/                                                                             0.72
 8.875% 2024
 10.125% 2027                                                                                      5.62
Russian Federation:                                                                                0.93
 8.25% 2010 /2/                                                                                    1.14
 8.25% 2010                                                                                        0.97
 5.00% 2030 /2/  /3/                                                                               9.47
 5.00% 2030 /3/                                                                                    0.97
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                                       5.82
 8.625% 2008                                                                                       6.02
 10.375% 2009                                                                                      7.72
 9.875% 2010
 11.375% 2016                                                                                      0.42
 8.30% 2031                                                                                        0.94
Panama (Republic of):                                                                              5.44
 Interest Reduction Bond 4.75% 2014 /3/ /6/
 9.375% 2029                                                                                       0.80
Turkey (Republic of) 11.875% 2030                                                                  5.46
Argentina (Republic of):                                                                           5.12
 Series L, 3.375% Eurobonds 2005 /3/                                                               3.15
 7.00%/15.50% 2008 /6/
 12.25% 2018 /5/
Croatian Government:                                                                               3.33
 Series B, 4.563% 2006 /3/                                                                         3.29
 Series A, 4.529% 2010 /3/                                                                         1.81
Poland (Republic of), Past Due Interest Bond,
Bearer 6.00% 2014 /3/  /4/
Philippines (Republic of) 10.625% 2025
                                                                                                 113.15
WIRELESS TELECOMMUNICATION SERVICES  -  0.78%
PTC International Finance BV 0%/10.75% 2007 /6/
GLOBE TELECOM, Inc. 13.00% 2009
Cellco Finance NV 12.75% 2005                                                             Market Value
                                                                                            (Millions)

TOTAL BONDS AND NOTES: (cost: $119.519 million)

                                                                                                  14.28
                                                                                                  12.38
                                                                                                  11.67
                                                                                                   9.99
Short-Term Securities                                                                              5.98
                                                                                                   4.60
Corporate Short-Term Notes  -  5.87%                                                               4.38
Asset Securitization Corp. 2.58% due 11/19/01 /2/
Rio Tinto PLC 3.42% due 11/19/01 /2/
Corporate Asset Funding Co. Inc. 2.26% due 12/06/01 /2/
Merck & Co., Inc. 2.46% due 11/09/01                                                               7.98
Unilever Capital Corp. 2.20% due 12/20/01 /2/                                                      9.95
Monte Rosa Capital Corp. 2.48% due 11/07/01 /2/                                                    9.18
CIT Group, Inc. 2.63% due 11/01/01                                                                 4.49


Federal Agency Discount Notes  - 2.93%
Federal Home Loan Banks 2.285% due 12/19/01                                                        0.42
Federal Home Loan Banks 2.115% due 01/25/02
Tennessee Valley Authority 2.31% due 11/30/01
Fannie Mae 2.26% due 12/07/01
                                                                                                  95.30

Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                           1,076.68
                                                                                                   1.94

                                                                                               1,078.61

New World Fund, Inc.
Investment Portfolio, October 31, 2001


                                                                                               Percent
                                                                                                of Net
Equity Securities                                                                               Assets

BANKS  - 7.59%
Unibanco-Uniao de Bancos Brasileiros SA,                                                           0.01
units (GDR) (Brazil)
Bank Zachodni WBK (formerly Wielkopolski                                                           0.98
Bank Kredytowy SA) (Poland) /1/
Yapi ve Kredi Bankasi AS (Turkey) /1/                                                              0.79
Allied Irish Banks, PLC (Ireland)                                                                  0.79
ICICI Bank Ltd. (India)
ICICI Bank Ltd.  (ADR)                                                                             0.78
HSBC Holdings PLC (United Kingdom)                                                                 0.75
ABN AMRO Holding NV (Netherlands)                                                                  0.74
Bank of the Philippine Islands (Philippines)                                                       0.49
DBS Group Holdings Ltd. (Singapore)                                                                0.42
Australia and New Zealand Banking Group Ltd. (Australia)                                           0.26
Shinhan Financial Group Co., Ltd. (South Korea) /1/                                                0.20


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  7.46%
Samsung SDI Co., Ltd. (South Korea)                                                                2.23
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                  1.33
Hon Hai Precision Industry Co., Ltd. (Taiwan)
Hon Hai Precision Industry Co., Ltd. 0%                                                            1.29
convertible debentures 2005 /2/
Hankuk Electric Glass Co., Ltd. (South Korea)                                                      1.10
Orbotech Ltd. (Israel) /1/                                                                         0.80
Kingboard Chemical Holdings Ltd. (Hong Kong)
Kingboard Chemical Holdings Ltd., warrants, expire 2003                                            0.39
Venture Manufacturing (Singapore) Ltd (Singapore)                                                  0.32


PHARMACEUTICALS  -  5.77%
Aventis SA (France)                                                                                1.50
AstraZeneca PLC (United Kingdom)                                                                   1.10
M/s. Dr. Reddy's Laboratories Ltd. (India)                                                         0.73
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                 0.65
Pfizer Inc (USA)                                                                                   0.62
PLIVA d.d. (GDR) (Croatia) /2/                                                                     0.59
Pharmacia Corp. (USA)                                                                              0.58


OIL & GAS  -  5.33%
Petroleo Brasileiro SA - Petrobras, ordinary nominative                                            1.99
(ADR) (Brazil)
Sasol Ltd. (South Africa)                                                                          1.16
LUKOIL (ADR) (Russia)                                                                              0.88
BP Finance PLC 3.00% exchangeable bonds 2006 (Russia) /2/                                          0.84
"Shell" Transport and Trading Co., PLC                                                             0.25
(New York registered)
(United Kingdom)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                                      0.21


BEVERAGES  -  4.82%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                1.47
Coca-Cola Co. (USA)                                                                                1.40
PepsiCo, Inc. (USA)                                                                                1.20
Anheuser-Busch Companies, Inc. (USA)                                                               0.75


WIRELESS TELECOMMUNICATION SERVICES  -  4.42%
China Unicom Ltd. (China) /1/                                                                      1.03
GLOBE TELECOM, Inc., Class A (Philippines) /1/
GLOBE TELECOM, Inc., Class A, (PDR) /1/                                                            1.02
America Movil SA de CV, Series L (ADR) (Mexico)                                                    0.91
COSMOTE Mobile Telecommunications SA (Greece)                                                      0.64
Tele Nordeste Celular Participacoes SA,                                                            0.49
preferred nominative (ADR) (Brazil)
China Mobile (Hong Kong) Ltd. (China) /1/                                                          0.33

MEDIA  -  4.00%
ABS-CBN Holdings Corp. (PDR) (Philippines)                                                         1.00
Independent News & Media PLC (Ireland)                                                             0.98
BEC World PCL (Thailand)                                                                           0.72
Globo Cabo SA (ADR) (Brazil) /1/                                                                   0.46
Grupo Televisa, SA, ordinary participation certificates                                            0.44
(ADR) (Mexico) /1/
Promotora de Informaciones, SA (Spain)                                                             0.23
Antenna TV SA (ADR) (Greece) /1/                                                                   0.08
Benpres Holdings Corp. (Philippines) /1/                                                           0.06
United Pan-Europe Communications NV (Netherlands) /1/                                              0.03

FOOD PRODUCTS  -  3.94%
Orkla AS, Class A (Norway)                                                                         1.14
Nestle SA (Switzerland)                                                                            0.88
Groupe Danone (France)                                                                             0.70
Sara Lee Corp. (USA)                                                                               0.59
Unilever PLC (United Kingdom)                                                                      0.53
PT Indofood Sukses Makmur Tbk (Indonesia)                                                          0.10


PAPER & FOREST PRODUCTS  -  3.82%
Sappi Ltd. (South Africa)                                                                          1.77
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                      1.14
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                               0.91


DIVERSIFIED FINANCIALS  -  3.28%
Housing Development Finance Corp. Ltd. (India) /2/
Housing Development Finance Corp. /2/                                                              2.57
First Pacific Co. Ltd. (Hong Kong)                                                                 0.70
ICICI Ltd. (ADR) (India)                                                                           0.01


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.46%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)
Telefonos de Mexico, SA de CV 4.25% convertible                                                    1.22
debentures 2004
Videsh Sanchar Nigam Ltd. (ADR) (India)                                                            0.57
Hellenic Telecommunications Organization SA (Greece)                                               0.42
Philippine Long Distance Telephone Co. (Philippines)
Philippine Long Distance Telephone Co. (ADR)                                                       0.17
Global Light Telecommunications Inc. (Canada) /1/ /2/
Global Light Telecommunications Inc. /1/                                                           0.08


AUTOMOBILES  -  2.38%
Suzuki Motor Corp. (Japan)                                                                         1.09
Honda Motor Co., Ltd. (Japan)                                                                      1.03
Bajaj Auto Ltd. (India)                                                                            0.17
Nissan Motor Co., Ltd. (Japan)                                                                     0.09


METALS & MINING  -  2.36%
Cia. Vale do Rio Doce (Brazil)                                                                     0.80
Pohang Iron & Steel Co., Ltd. (South Korea)                                                        0.74
Freeport-McMoRan Copper & Gold Inc., Class B (USA) /1/                                             0.38
BHP Billiton PLC (formerly Billiton PLC) (United Kingdom)                                          0.28
Anglo American PLC (United Kingdom)                                                                0.16


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.15%
Samsung Electronics Co., Ltd. (South Korea)                                                        1.86
ASM Pacific Technology Ltd. (Hong Kong)                                                            0.22
Amkor Technology, Inc. (USA) /1/                                                                   0.07


MACHINERY  -  1.76%
Metso Oyj (Finland)                                                                                0.81
Mitsubishi Heavy Industries, Ltd. (Japan)                                                          0.74
Sandvik AB (Sweden)                                                                                0.21


INSURANCE  -  1.76%
American International Group, Inc. (USA)                                                           0.95
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)                                            0.63
Old Mutual PLC (South Africa)                                                                      0.18


HOTELS, RESTAURANTS & LEISURE  -  1.53%
McDonald's Corp. (USA)                                                                             0.86
Millennium & Copthorne Hotels PLC (United Kingdom)                                                 0.58
Club Mediterranee SA (France)                                                                      0.09


PERSONAL PRODUCTS  -  1.31%
Avon Products, Inc. (USA)                                                                          1.31


REAL ESTATE  -  1.13%
SM Prime Holdings, Inc. (Philippines)                                                              0.83
New World China Land Ltd. (Hong Kong) /1/                                                          0.29
Ayala Land, Inc. (Philippines)                                                                     0.01


ELECTRIC UTILITIES  -  1.03%
Huaneng Power International, Inc., Class H (China)                                                 0.51
AES Corp. (USA) /1/                                                                                0.27
Shandong International Power Development Co. Ltd., )                                               0.25
Class H (China)

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.01%
Lumenis Ltd. (Israel) /1/                                                                          1.01


IT CONSULTING & SERVICES  -  1.00%
Infosys Technologies Ltd. (India)                                                                  1.00


ELECTRICAL EQUIPMENT  -  0.95%
Johnson Electric Holdings Ltd. (Hong Kong)                                                         0.67
Elektrim SA 3.75% convertible debentures 2004 (Poland)                                             0.18
LG Cable Ltd. (South Korea)                                                                        0.10


AEROSPACE & DEFENSE  -  0.91%
Banco Nacional de Desenvolvimento Economico
e Social 6.50%
convertible debentures 2006 /2/ (Brazil)
EMBRAER - Empresa Brasileira de Aeronautica SA,                                                    0.91
preferred nominative (ADR)

GAS UTILITIES  -  0.90%
Gas Natural SDG, SA (Spain)                                                                        0.90


TRANSPORTATION INFRASTRUCTURE  -  0.87%
Grupo Aeroportuario del Sureste, SA de CV, Class B (ADR)                                           0.37
(Mexico) /1/
Zhejiang Expressway Co. Ltd., Class H (China)                                                      0.33
International Container Terminal Services, Inc.                                                    0.17
(Philippines) /1/

LEISURE EQUIPMENT & PRODUCTS  -  0.83%
Fuji Photo Film Co., Ltd. (Japan)                                                                  0.83


DISTRIBUTORS  -  0.82%
Li & Fung Ltd. (Hong Kong)                                                                         0.82


MULTILINE RETAIL  -  0.80%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                               0.51
Organizacion Soriana, SA de CV, Class B (Mexico)                                                   0.29


COMMUNICATIONS EQUIPMENT  -  0.79%
Nokia Corp., Class A (Finland)                                                                     0.33
Telefonaktiebolaget LM Ericsson, Class B (Sweden)
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                     0.25
Motorola, Inc. (USA)                                                                               0.18
Datacraft Asia Ltd. (Singapore)                                                                    0.03


HOUSEHOLD PRODUCTS  -  0.67%
Kimberly-Clark Corp. (USA)                                                                         0.67


CONSTRUCTION MATERIALS  -  0.57%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                               0.57


OTHER INDUSTRIES  -  1.51%
Migros Turk TAS (Turkey)                                                                           0.46
Sabre Holdings Corp., Class A (USA) /1/                                                            0.26
Philip Morris Companies Inc. (USA)                                                                 0.22
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                                        0.19
Compaq Computer Corp. (USA)                                                                        0.17
Sony Corp. (Japan)                                                                                 0.14
VIA NET.WORKS, Inc. (USA) /1/                                                                      0.03
Rentokil Initial PLC (United Kingdom)                                                              0.02
Transcom WorldWide SA, Class B (Sweden) /1/
Transcom WorldWide SA, Class A  /1/                                                                0.02


MISCELLANEOUS  -  0.56%
Other equity securities in initial period of acquisition                                           0.56


TOTAL EQUITY SECURITIES: (cost: $1,082.348 million)                                               80.49

                                                                                            Percent of
                                                                                            Net Assets
Bonds & Notes

NON-U.S. GOVERNMENT OBLIGATIONS  -  9.71%
Brazil (Federal Republic of):
 Eligible Interest Bond 3.188% 2006 /3/  /4/
 3.25% 2009 /2/  /3/  /4/
 14.50% 2009
 Bearer 8.00% 2014 /5/
 8.875% 2024
 10.125% 2027                                                                                      2.36
Russian Federation:
 8.25% 2010 /2/
 8.25% 2010
 5.00% 2030 /2/  /3/
 5.00% 2030 /3/                                                                                    1.79
United Mexican States Government Eurobonds, Global:
 9.875% 2007
 8.625% 2008
 10.375% 2009
 9.875% 2010
 11.375% 2016
 8.30% 2031                                                                                        1.77
Panama (Republic of):
 Interest Reduction Bond 4.75% 2014 /3/ /6/
 9.375% 2029                                                                                       1.10
Turkey (Republic of) 11.875% 2030                                                                  0.72
Argentina (Republic of):
 Series L, 3.375% Eurobonds 2005 /3/
 7.00%/15.50% 2008 /6/
 12.25% 2018 /5/                                                                                   0.63
Croatian Government:
 Series B, 4.563% 2006 /3/
 Series A, 4.529% 2010 /3/                                                                         0.58
Poland (Republic of), Past Due Interest Bond, Bearer 6.00%                                         0.47
2014 /3/  /4/
Philippines (Republic of) 10.625% 2025                                                             0.29

WIRELESS TELECOMMUNICATION SERVICES  -  0.78%
PTC International Finance BV 0%/10.75% 2007 /6/                                                    0.31
GLOBE TELECOM, Inc. 13.00% 2009                                                                    0.30
Cellco Finance NV 12.75% 2005                                                                      0.17


TOTAL BONDS AND NOTES: (cost: $119.519 million)                                                   10.49



                                                                                            Percent of
                                                                                            Net Assets
Short-Term Securities

Corporate Short-Term Notes  -  5.87%
Asset Securitization Corp. 2.58% due 11/19/01 /2/                                                  1.32
Rio Tinto PLC 3.42% due 11/19/01 /2/                                                               1.15
Corporate Asset Funding Co. Inc. 2.26% due 12/06/01 /2/                                            1.08
Merck & Co., Inc. 2.46% due 11/09/01                                                               0.93
Unilever Capital Corp. 2.20% due 12/20/01 /2/                                                      0.55
Monte Rosa Capital Corp. 2.48% due 11/07/01 /2/                                                    0.43
CIT Group, Inc. 2.63% due 11/01/01                                                                 0.41


Federal Agency Discount Notes  - 2.93%
Federal Home Loan Banks 2.285% due 12/19/01
Federal Home Loan Banks 2.115% due 01/25/02                                                        1.66
Tennessee Valley Authority 2.31% due 11/30/01                                                      0.85
Fannie Mae 2.26% due 12/07/01                                                                      0.42


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                               0.04
                                                                                                   8.84


                                                                                                  99.82
                                                                                                   0.18

                                                                                                 100.00

TOTAL SHORT-TERM SECURITIES: (cost: $95.334 million)


TOTAL INVESTMENT SECURITIES: (cost: $1,297.201 million)
Excess of cash and receivables over payables

NET ASSETS


/1/  Non-income-producing security.
/2/  Purchased in a private placement transaction;
resale may be limited to qualified
    institutional buyers; resale to the public may require registration.
/3/  Coupon rate may change periodically.
/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
/5/ Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
/6/ Step bond; coupon rate will increase at a later date.

The descriptions of the companies shown
in the portfolio, which were obtained
from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent
Auditors' Report.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

EQUITY SECURITIES APPEARING IN THE                          EQUITY SECURITIES ELIMINATED FROM THE
PORTFOLIO SINCE APRIL 30, 2001                              PORTFOLIO SINCE APRIL 30, 2001

AES Corp                                                                            Bangkok Bank
American International Group                                                                BHP
Anglo American                                                                      Check Point
                                                                           Software Technologies
ASM Pacific Technology                                                China Petroleum & Chemical
Banco Nacional de Desenvolvimento Economico                               Cia. Anonima Nacional
                                                                          Telefonos de Venezuela
BEC World                                                                               Cia. De
                                                                     Telecomunicaciones de Chile
C Vale do Rio Doce                                                              Coca-Cola Amatil
COSMOTE Mobile Telecommunications                                   De Beers Consolidated Mines
Dr. Reddy's Laboratories                                                             ECI Telecom
Gas Natural                                                                FLAG Telecom Holdings
Grupo Aeroportuario del Sureste                                               Global TeleSystems
Hellenic Telecommunications                                                    Grupo Financiero
                                                                                 Banamex-Accival
Johnson Electric Holdings                                                        Hindustan Lever
Lumenis                                                                                 Hyundai
                                                                          Electronics Industries
Nissan Motor                                                               Industriforvaltnings
                                                                                     AB Kinnevik
Transcom Worldwide                                                             KGHM Polska Miedz
Unilever                                                                           Korea Telecom
                                                                                          Locus
                                                                               Magyar Tavkozlesi
                                                                       Mahanagar Telephone Nigam
                                                                                       Marubeni
                                                                                          M-Cell
                                                                                            MIH
                                                                           Nasionale Pers Beperk
                                                                        New World Infrastructure
                                                                            Nuevo Grupo Iusacell
                                                                                 Omni Industries
                                                                         Orascom Telecom Holding
                                                                           Panamerican Beverages
                                                                                        Shimano
                                                                         Tecnomatix Technologies
                                                                  Tele Celular Sul Participacoes
                                                                   Telemig Celular Participacoes
                                                                                TTI Team Telecom
                                                                    Turkcell Iletisim Hizmetleri
                                                                           Vimple-Communications

New World Fund
Financial statements

Statement of assets and liabilities
at October 31, 2001                                                       (dollars in       millions)

Assets:
Investment securities at market
(cost: $1,297.201)                                                                         $1,076.678
Cash                                                                                            .054
Receivables for -
Sales of investments                                                           $2.493
Sales of fund's shares                                                          5.067
  Forward currency contracts - net                                               -
Dividends and interest                                                          3.512          11.072
  Other                                                                          -               -
                                                                                            1,087.804
Liabilities:
Payables for -
Purchases of investments                                                        2.768
Repurchases of fund's shares                                                    4.443
  Forward currency contracts - net                                               -
  Dividends on fund's shares                                                     -
Management services                                                             .732
  Bank overdraft                                                                 -
Other expenses                                                                  1.247           9.190
Net assets at October 31, 2001                                                             $1,078.614

Total authorized capital stock - 200,000,000
shares, $.01 par value
Class A shares:
Net assets                                                                                 $1,052.858
Shares outstanding                                                                         55,307,028
Net asset value per share                                                                      $19.04
Class B shares:
Net assets                                                                                    $20.252
Shares outstanding                                                                          1,075,793
Net asset value per share                                                                      $18.82
Class C shares:
Net assets                                                                                     $2.981
Shares outstanding                                                                            158,914
Net asset value per share                                                                      $18.76
Class F shares:
Net assets                                                                                     $2.523
Shares outstanding                                                                            132,940
Net asset value per share                                                                      $18.98


Statement of operations
for the year ended October 31, 2001                                       (dollars in       millions)
Investment income:
Income:
  Interest                                                                    $24.280
  Dividends                                                                    18.553         $42.833

Expenses:
  Management services fee                                                       9.835
  Distribution expenses - Class A                                               2.555
  Distribution expenses - Class B                                               .198
  Distribution expenses - Class C                                               .011
  Distribution expenses - Class F                                               .002
  Transfer agent fee - Class A                                                  1.944
  Transfer agent fee - Class B                                                  .041
Administrative services fees - Class C                                          .007
Administrative services fees - Class F                                          .004
Reports to shareholders                                                         .167
Registration statement and prospectus                                            .340
Postage, stationery and supplies                                                .285
Directors' fees                                                                 .154
Auditing and legal fees                                                         .056
Custodian fee                                                                   .584
Taxes other than federal income tax                                             .045
Other expenses                                                                  .042           16.270
Net investment income                                                                          26.563

Realized loss and unrealized
depreciation on investments:
Net realized loss                                                                            (161.411)
Net unrealized depreciation on
Investments                                                                                   (62.275)
  Open forward currency contracts                                                -
Net realized loss and
unrealized depreciation
on investments                                                                               (223.686)
Net decrease in net assets resulting
from operations                                                                             $(197.123)









Statement of changes in net assets                                       (dollars in       millions)

                                                                                Year           ended
                                                                             October                31
                                                                                  2001            2000
Operations:
Net investment income                                                         $26.563         $20.204
Net realized loss on investments                                             (161.411)         (4.368)
Net unrealized depreciation
on investments                                                                (62.275)       (159.425)
Net decrease in net assets
resulting from operations                                                    (197.123)       (143.589)
Dividends and distributions paid to
shareholders:
Dividends from net investment income:
  Class A                                                                     (20.546)         (6.958)
  Class B                                                                       (.241)           -
 Distributions from net realized gain on investments:
  Class A                                                                        -               -
  Class B                                                                        -               -
  Class C                                                                        -               -
  Class F                                                                        -               -
Total dividends and distributions                                             (20.787)         (6.958)

Capital share transactions:
Proceeds from shares sold                                                     654.403         914.463
Proceeds from shares issued in reinvestment
of net investment income dividends                                             19.657           6.472
Cost of shares repurchased                                                   (672.320)       (214.241)
Net increase in net assets resulting
from capital share transactions                                                 1.740         706.694
Total (decrease) increase in net assets                                      (216.170)        556.147

Net assets:
Beginning of year                                                           1,294.784         738.637
End of year (including undistributed
net investment income: $20.214 and $17.775,
respectively)                                                              $1,078.614      $1,294.784

See notes to financial statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New World Fund, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in companies with significant exposure to countries which have developing economies and/or markets.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended October 31, 2001, non-U.S. taxes paid were $1,699,000. Realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. In addition, the fund also provides for non-U.S. taxes on unrealized gain in these countries. For the year ended October 31, 2001, non-U.S taxes paid on realized gain were $354,000, and non-U.S. taxes provided on unrealized gain were $362,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $3,540,000 for the year ended October 31, 2001.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of October 31, 2001, the cost of investment securities for federal income tax reporting purposes was $1,304,178,000. Net unrealized depreciation on investments aggregated $227,500,000; $45,752,000 related to appreciated securities and $273,252,000 related to depreciated securities. For the year ended October 31, 2001, the fund realized tax basis net capital losses of $158,599,000. The fund had available at October 31, 2001, a net capital loss carryforward totaling $162,923,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. Net losses related to non-U.S. currency and other transactions of $3,081,000 are treated as an adjustment to ordinary income for federal income tax purposes. Other previously deferred capital losses of $269,000 were recognized for federal income tax purposes.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $9,835,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.85% per annum of the first $500 million of net assets decreasing to 0.62% of such assets in excess of $2.5 billion. For the year ended October 31, 2001, the management services fee was equivalent to an annualized rate of 0.79% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the year ended October 31, 2001, aggregate distribution expenses were $2,555,000, equivalent to an annualized rate of 0.21% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended October 31, 2001, aggregate distribution expenses were $198,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended October 31, 2001, aggregate distribution expenses were $11,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended October 31, 2001, aggregate distribution expenses were $2,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of October 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $372,000.

AFD received $3,222,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended October 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $1,985,000 was incurred during the year ended October 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of October 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $162,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended October 31, 2001, total fees under the agreement were $11,000. As of October 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $2,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of October 31, 2001, the cumulative amount of these liabilities was $203,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $523,524,000 and $441,535,000, respectively, during the year ended October 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended October 31, 2001, the custodian fee of $584,000 includes $26,000 that was paid by these credits rather than in cash.

For the year ended October 31, 2001, the fund reclassified $3,080,000 from undistributed net investment income to undistributed net realized gains; and reclassified $257,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of October 31, 2001, net assets consisted of the following:

                                                                                 (dollars in millions)
Capital paid in on shares of capital stock                                                   1,442.210
Undistributed net investment income                                                             20.214
Accumulated net realized loss                                                                 (162.923)
Net unrealized depreciation                                                                   (220.887)
Net assets                                                                                   1,078.614


Capital share transactions in the fund were as follows:

                                                                          Year Ended
                                                                               Amount       October 31
                                                                             Millions           Shares

Class A Shares:                                                               628.936       29,029,308
Sold                                                                           19.423          876,078
Reinvestment of dividends and distributions                                  (661.254)     (30,669,665)
Repurchased                                                                   (12.895)        (764,279)
Net (decrease) increase in Class A
Class B Shares: /1/                                                            13.143          605,515
Sold                                                                            .234            10,580
Reinvestment of dividends and distributions                                    (4.760)        (225,653)
Repurchased                                                                     8.617          390,442
Net increase in Class B
Class C Shares: /2/                                                             5.040          242,189
Sold                                                                             -                 -
Reinvestment of dividends and distributions                                    (1.712)         (83,275)
Repurchased                                                                     3.328          158,914
Net increase in Class C
Class F Shares: /2/                                                             7.284          359,042
Sold                                                                             -                 -
Reinvestment of dividends and distributions                                    (4.594)        (226,102)
Repurchased                                                                     2.690          132,940
Net increase in Class F                                                     $   1.740          (81,983)
Total net increase (decrease) in fund
/1/ Class B shares were not offered
before March 15, 2000.
/2/ Class C and Class F shares were not offered
before March 15, 2001.                                                            <c>              <c>

                                                                               Amount
                                                                             Millions           Shares

Class A Shares:                                                               895.743       32,829,731
Sold                                                                            6.472          241,688
Reinvestment of dividends and distributions                                  (213.848)      (8,199,648)
Repurchased                                                                   688.367       24,871,771
Net (decrease) increase in Class A
Class B Shares: /1/                                                            18.720          701,108
Sold                                                                             -                 -
Reinvestment of dividends and distributions                                    (.393)          (15,757)
Repurchased                                                                    18.327          685,351
Net increase in Class B
Class C Shares: /2/                                                              -                 -
Sold                                                                             -                 -
Reinvestment of dividends and distributions                                      -                 -
Repurchased                                                                      -                 -
Net increase in Class C
Class F Shares: /2/                                                              -                 -
Sold                                                                             -                 -
Reinvestment of dividends and distributions                                      -                 -
Repurchased                                                                      -                 -
Net increase in Class F                                                     $ 706.694       25,557,122
Total net increase (decrease) in fund
/1/ Class B shares were not offered
before March 15, 2000.
/2/ Class C and Class F shares were not offered
before March 15, 2001.

Per-share data and ratios

                                                                             Class A
                                                                                           Year Ended
                                                                                 2001             2000
Net asset value, beginning of year                                            $22.81           $23.67

  Income from investment operations :
  Net investment income                                                          .47              .42

  Net losses on securities                                                     (3.87)           (1.08)
(both realized and unrealized)
    Total from investment operations                                           (3.40)            (.66)

  Less distributions :
  Dividends (from net investment income)                                        (.37)            (.20)

Net asset value, end of year                                                  $19.04           $22.81

Total return /3/                                                            (15.14)%          (2.91)%

Ratios/supplemental data:

  Net assets, end of year (in millions)                                       $1,053           $1,279

  Ratio of expenses to average net assets                                       1.29%            1.35%

  Ratio of net income to average net assets                                     2.15%            1.61%

                                                                                              Class B
                                                                                Year
                                                                               ended      March 15 to
                                                                        October 31,       October 31,
                                                                                2001         2000 /2/
Net asset value, beginning of period                                          $22.71           $29.09

  Income from investment operations :
  Net investment income /1/                                                      .28              .20

  Net losses on securities                                                     (3.85)           (6.58)
(both realized and unrealized) /1/
    Total from investment operations                                           (3.57)           (6.38)

  Less distributions :
  Dividends (from net investment income)                                        (.32)             .00

Net asset value, end of period                                                $18.82           $22.71

Total return /3/                                                            (15.91)%         (21.93)%

Ratios/supplemental data:

  Net assets, end of period (in millions)                                        $20              $16

  Ratio of expenses to average net assets                                       2.13%            2.03%

  Ratio of net income to average net assets                                     1.32%             .93%


Supplemental data - all classes                                                                 Ended
                                                                                Year      October31,
                                                                                 2001             2000
Portfolio turnover rate                                                        40.13%           30.07%


1) Based on average shares outstanding.
2) Based on operations for the period shown and, accordingly, not representative of a full year
(unless otherwise noted).
3) Total returns exclude all sales
charges, including contingent deferred
 sales charges.
4) Annualized.



Per-share data and ratios                                                 June 17 to
                                                                         October 31,
                                                                            1999 /2/
                                                                              $23.56

Net asset value, beginning of year
                                                                                 .16
  Income from investment operations :
  Net investment income                                                         (.05)

  Net losses on securities                                                       .11
(both realized and unrealized)
    Total from investment operations
                                                                                 .00
  Less distributions :
  Dividends (from net investment income)                                      $23.67

Net asset value, end of year                                                     .47%

Total return /3/

Ratios/supplemental data:                                                       $739

  Net assets, end of year (in millions)                                         1.46%

  Ratio of expenses to average net assets                                       1.83%

  Ratio of net income to average net assets                                  Class C          Class F

                                                                         March 15 to      March 15 to
                                                                         October 31,      October 31,
                                                                            2001 /2/         2001 /2/
                                                                              $21.44           $21.57

Net asset value, beginning of period
                                                                                 .09              .21
  Income from investment operations :
  Net investment income /1/                                                    (2.77)           (2.80)

  Net losses on securities                                                     (2.68)           (2.59)
(both realized and unrealized) /1/
    Total from investment operations
                                                                                 .00              .00
  Less distributions :
  Dividends (from net investment income)                                      $18.76           $18.98

Net asset value, end of period                                              (12.50)%         (12.01)%

Total return /3/

Ratios/supplemental data:                                                         $3               $3

  Net assets, end of period (in millions)                                       2.19%            1.40%

  Ratio of expenses to average net assets                                        .69%            1.62%

  Ratio of net income to average net assets
                                                                          June 17 to
                                                                            1999 /2/
Supplemental data - all classes                                                  1999
                                                                                 .83%

Portfolio turnover rate

1) Based on average shares outstanding.
2) Based on operations for the period shown and, accordingly, not representative of a full year
(unless otherwise noted).
3) Total returns exclude all sales
charges, including contingent deferred
 sales charges.
4) Annualized.

Independent Auditors' Report

To the Board of Directors and Shareholders of New World Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for the period June 17, 1999, commencement of operations, to October 31, 1999, and each of the two years in the period endedOctober 31, 2001, for Class A shares, and the period March 15, 2000 (inception) through October 31, 2000 and the year ended October 31, 2001 for Class B shares, and the period March 15, 2001 (inception) through October 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of New World Fund, Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for the period June 17, 1999, commencement of operations, to October 31, 1999, and each of the two years in the period then ended October 31, 2001 for Class A shares, and the period March 15, 2000 (inception) through October 31, 2000 and the year ended October 31, 2001 for Class B shares, and the period March 15, 2001 (inception) through October 31, 2001 for Class C and Class F shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 30, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended October 31, 2001 is $2,053,000. Foreign source income earned by the fund for the fiscal year ended October 31, 2001 was $40,695,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C
                               OTHER INFORMATION
                              NEW WORLD FUND, INC.

ITEM 23. EXHIBITS

(a) Articles of Incorporation - previously filed (see Pre-Effective Amendment No. 1 filed 3/3/99; Articles Supplementary - previously filed (see Post-Effective ("P/E") Amendment No. 3 filed 3/10/00; No. 5 filed 3/12/01; and No. 6 filed 2/14/02).
(b) By- laws - previously filed (see P/E Amendment No. 5 filed 3/12/01)
(c) Form of share certificate - previously filed (see P/E Amendment No. 5 filed 3/12/01)
(d) Form of Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 2 filed 1/6/00)
(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 6 filed 2/14/02)
(e-2) Form of Selling Group Agreements
(f) None
(g) Form of Global Custody Agreement
(h) Form of Amended and Restated Administrative Services Agreement; and Form of Amended Shareholder Services Agreement - previously filed (see P/E Amendment No. 6 filed 2/14/02)
(i) Legal opinion for Classes R-1, R-2, R-3, R-4 and R-5 Shares
(j) Consent of Independent Auditors
(k) None
(l) Initial capital agreements - previously filed (see Pre-Effective Amendment No. 3 filed
 4/16/99)
(m-1) Forms of Plans of Distribution - previously filed (see Pre-Effective Amendment No. 3 filed 4/16/99; P/E No. 3 filed 3/10/00; No. 5 filed 3/12/01; No. 6 filed 2/14/02)
(m-2) Forms of Plans of Distribution relating to Class R-1, R-2, R-3 and R-4 Shares
(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 6 filed 2/14/02)
(o) None
(p) Code of Ethics - previously filed (see P/E Amendment No. 6 filed 2/14/02)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

 None

ITEM 25. INDEMNIFICATION

  Registrant, upon the effective date of this Registration Statement, will become a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which will insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of New World Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                     (2)                 (3)



       NAME AND PRINCIPAL                  POSITIONS AND OFFICES             POSITIONS AND OFFICES

          BUSINESS ADDRESS                   WITH UNDERWRITER                  WITH REGISTRANT



       David L. Abzug                      Vice President                    None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                        Vice President                    None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                   Vice President                    None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                  Vice President                    None



       Steven L. Barnes                    Senior Vice President             None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                       Vice President                    None



       Michelle A. Bergeron                Senior Vice President             None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                 Regional Vice President           None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                     Senior Vice President             None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                   Vice President                    None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                       Senior Vice President             None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                   Senior Vice President             None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                          Vice President                    None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                      Vice President                    None



       Cody Callaway                       Regional Vice President           None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                 Regional Vice President           None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                   Regional Vice President           None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                      Vice President                    None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                   Senior Vice President             None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin               Senior Vice President             None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                    Vice President                    None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                      Senior Vice President             None



L      Larry P. Clemmensen                 Director                          None



L      Kevin G. Clifford                   Director, President and Co-Chief    None

                                           Executive Officer



H      Cheri Coleman                       Assistant Vice President          None



       Ruth M. Collier                     Senior Vice President             None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                     Vice President                    None



       Carlo O. Cordasco                   Regional Vice President           None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                 Vice President                    None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                    Regional Vice President           None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                Regional Vice President           None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                       Regional Vice President           None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                Vice President                    None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.               Regional Vice President           None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                 Senior Vice President             None



       Thomas J. Dickson                   Regional Vice President           None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                  Vice President                    None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                     Senior Vice President             None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                       Senior Vice President             None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                      Director, Executive Vice          None
                                           President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                   Secretary                         None



       Michael J. Dullaghan                Regional Vice President           None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                    Senior Vice President             None



       Robert W. Durbin                    Vice President                    None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                    Senior Vice President             None



       Timothy L. Ellis                    Regional Vice President           None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                       Senior Vice President             None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                     Regional Vice President           None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                    Senior Vice President             None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                    Assistant Vice President          None



B      Evelyn K. Glassford                 Vice President                    None



       Jack E. Goldin                      Regional Vice President           None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                  Vice President                    None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                  Director                          None



B      Mariellen Hamann                    Vice President                    None



       Derek S. Hansen                     Regional Vice President           None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                     Senior Vice President             None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                     Vice President                    None



       Robert J. Hartig, Jr.               Regional Vice President           None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley                   Regional Vice President           None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                    Senior Vice President             None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                     Vice President                    None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                 Director                          None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                    Senior Vice President             None



       John P. Keating                     Regional Vice President           None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                       Vice President                    None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske                     Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                   Regional Vice President           None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                       Vice President                    None



       T. Blake Liberty                    Vice President                    None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                        Regional Vice President           None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                      Vice President                    None



I      Kelle Lindenberg                    Assistant Vice President          None



       Louis K. Linquata                   Regional Vice President           None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                  Director                          President and Director



       Brendan T. Mahoney                  Regional Vice President           None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                  Director, Senior Vice             None
                                           President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                    Senior Vice President             None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                   Director, Senior Vice             None
                                           President



       James R. McCrary                    Regional Vice President           None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                   Senior Vice President             None



S      John V. McLaughlin                  Senior Vice President             None



       Terry W. McNabb                     Vice President                    None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                      Regional Vice President           None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                   Regional Vice President           None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                      Vice President                    None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                      Vice President                    None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                       Vice President                    None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                    Regional Vice President           None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                       Regional Vice President           None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                     Regional Vice President           None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                     Regional Vice President           None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                    Senior Vice President             None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                 Assistant Vice President          None



       Carl S. Platou                      Vice President                    None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                    Vice President                    None



       Mark S. Reischmann                  Regional Vice President           None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                   Senior Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                    Vice President                    None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                       Vice President                    None



L      James F. Rothenberg                 Director                          None



       Douglas F. Rowe                     Vice President                    None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                Vice President                    None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                         Assistant Vice President          None



       Dean B. Rydquist                    Senior Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                   Senior Vice President             None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                     Regional Vice President           None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                 Vice President                    None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                Regional Vice President           None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                       Vice President                    None



L      R. Michael Shanahan                 Director                          None



       Brad Short                          Regional Vice President           None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                      Chairman of the Board and         None

       1000 RIDC Plaza, Suite 212          Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                    Senior Vice President             None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                     Regional Vice President           None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                     Senior Vice President             None

       5520 Frankford Court

       Dallas, TX 75252



       Anthony L. Soave                    Regional Vice President           None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                 Assistant Vice President          None



       Nicholas D. Spadaccini              Vice President                    None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                Assistant Vice President          None



       Daniel S. Spradling                 Senior Vice President             None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                       Assistant Vice President          None



LW     Eric H. Stern                       Director                          None



       Brad Stillwagon                     Regional Vice President           None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                     Vice President                    None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                   Vice President                    None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                Senior Vice President             None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                     Vice President                    None



L      Drew W. Taylor                      Vice President                    None



       Gary J. Thoma                       Regional Vice President           None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                 Regional Vice President           None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                     Vice President                    None



I      Christopher E. Trede                Vice President                    None



       George F. Truesdail                 Senior Vice President             None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                Vice President                    None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                      Regional Vice President           None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                      Regional Vice President           None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren                    Vice President                    None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                       Senior Vice President,            None

                                           Treasurer and Controller



       Gregory J. Weimer                   Vice President                    None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                    Director                          None



SF     Gregory W. Wendt                    Director                          None



       George J. Wenzel                    Regional Vice President           None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                     Assistant Vice President          None



SF     N. Dexter Williams, Jr.             Senior Vice President             None



       Timothy J. Wilson                   Vice President                    None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                   Vice President                    None



H      Marshall D. Wingo                   Director, Senior Vice             None
                                           President



L      Robert L. Winston                   Director, Senior Vice             None
                                           President



       William R. Yost                     Senior Vice President             None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                   Regional Vice President           None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                     Regional Vice President           None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 None


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 13th day of May, 2002.

                                                NEW WORLD FUND, INC.
                                                By /s/ Gina H. Despres
                                                    (Gina H. Despres, Chairman of the Board)


Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 13, 2002, by the following persons in the capacities indicated.

          SIGNATURE                                        TITLE



(1)       Principal Executive Officer:

           /s/ Robert W. Lovelace                          President and Director

          (Robert W. Lovelace)

(2)       Principal Financial Officer and

          Principal Accounting Officer:

          /s/ R. Marcia Gould                              Treasurer

          (R. Marcia Gould)

(3)       Directors:

          Elisabeth Allison*                               Director

           /s/ Gina H. Despres                             Chairman of the Board

          (Gina H. Despres)

          Robert A. Fox*                                   Director

          Alan Greenway*                                   Director

          Koichi Itoh*                                     Director

          William H. Kling*                                Director

           /s/ Robert W. Lovelace                          President and Director

          (Robert W. Lovelace)

          John G. McDonald*                                Director

          William I. Miller*                               Director

          Alessandro Ovi*                                  Director

          Kirk P. Pendleton                                Director



          *By   /s/ Vincent P. Corti

                  (Vincent P. Corti, Attorney-in-Fact)




Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                                                 /s/ Kristine M. Nishiyama
                                                 (Kristine M. Nishiyama)